Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Summary of related party transactions
The following table summarizes the outstanding balances between the Company and the Axionlog Business as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Other receivables	5,979	4,156
Miscellaneous	4,190	3,979
Accounts payable	(26,092)	(19,893)
The following table summarizes the transactions between the Company and the Axionlog Business for the fiscal years ended December 31, 2023, 2022 and 2021:

	Fiscal years ended December 31,
	2023	2022	2021
Food and paper (i)	$(319,232)	$(256,704)	$(187,959)
Occupancy and other operating expenses	(9,590)	(7,193)	(5,108)

(i)Include $65,342 of distribution fees and $253,890 of supplier purchases managed through the Axionlog Business for the fiscal year ended December 31, 2023; $53,191 and $203,513, respectively, for the fiscal year ended December 31, 2022; and $40,227 and $147,732, respectively, for the fiscal year ended December 31, 2021.

The following table summarizes the outstanding balances between the Company and its equity method investments as of December 31, 2023 and 2022:

	2023		2022
	Lacoop II, S.C	Saile (i)	Lacoop II, S.C	Saile (i)
Other receivables	$2,779	$710	$2,423	$319
Accounts payable	(5,965)	—	(5,376)	—

(i) Operadora de Franquicias Saile S.A.P.I. de C.V.